Intangible Assets - Summary of Goodwill by Cash Generating Unit (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Apr. 03, 2019
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 382,285	$ 356,521
Marketplace (FF.com)
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	176,776	153,086
Browns - Platform
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	19,015	19,015
Curiosity China
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	3,039	3,039	$ 3,039
Brand Platform New Guards
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	181,381	$ 181,381
Farfetch Platform Solutions
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 2,074